UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09915

Small-Cap Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders

Small-Cap Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.1%
Security	Shares	Value
Aerospace & Defense — 4.0%
AAR Corp.(1)	9,800	$323,498
Alliant Techsystems, Inc.(1)	4,900	485,835
Ceradyne, Inc.(1)	7,965	589,091
		$1,398,424
Biotechnology — 1.6%
Martek Biosciences Corp.(1)	21,120	$548,486
		$548,486
Capital Markets — 5.0%
Affiliated Managers Group, Inc.(1)	3,670	$472,549
Greenhill & Co., Inc.	5,470	375,844
Lazard, Ltd., Class A	9,800	441,294
Penson Worldwide, Inc.(1)	18,500	453,805
		$1,743,492
Chemicals — 5.0%
International Flavors & Fragrances, Inc.	8,890	$463,525
Scotts Miracle-Gro Co., Class A	7,710	331,067
Terra Industries, Inc.(1)	37,405	950,835
		$1,745,427
Commercial Services & Supplies — 2.3%
Clean Harbors, Inc.(1)	4,620	$228,320
FTI Consulting, Inc.(1)	15,300	581,859
		$810,179
Communications Equipment — 2.5%
3Com Corp.(1)	80,500	$332,465
Harris Stratex Networks, Inc., Class A(1)	30,223	543,410
		$875,875
Computer Peripherals — 0.5%
Stratasys, Inc.(1)	3,790	$178,054
		$178,054
Construction & Engineering — 2.3%
Foster Wheeler, Ltd.(1)	7,750	$829,172
		$829,172

Security	Shares	Value
Diversified Consumer Services — 0.7%
DeVry, Inc.	7,030	$239,161
		$239,161
Electric Utilities — 0.6%
ITC Holdings Corp.	5,375	$218,386
		$218,386
Electronic Equipment & Instruments — 4.4%
Daktronics, Inc.	20,275	$435,507
FLIR Systems, Inc.(1)	15,020	694,675
Zygo Corp.(1)	29,390	419,983
		$1,550,165
Energy Equipment & Services — 7.2%
Allis-Chalmers Energy, Inc.(1)	25,080	$576,589
Dresser-Rand Group, Inc.(1)	16,450	649,775
Hornbeck Offshore Services, Inc.(1)	6,525	252,909
Input/Output, Inc.(1)	33,250	519,032
NATCO Group, Inc., Class A(1)	11,640	535,906
		$2,534,211
Health Care Equipment & Supplies — 8.6%
Cooper Cos., Inc., (The)	9,690	$516,671
DJO, Inc.(1)	8,570	353,684
IDEXX Laboratories, Inc.(1)	2,320	219,542
Respironics, Inc.(1)	10,330	439,955
Sirona Dental Systems, Inc.(1)	14,190	536,808
West Pharmaceutical Services, Inc.	10,830	510,634
Wright Medical Group, Inc.(1)	18,300	441,396
		$3,018,690
Health Care Providers & Services — 1.1%
MWI Veterinary Supply, Inc.(1)	4,140	$165,145
VCA Antech, Inc.(1)	6,400	241,216
		$406,361
Hotels, Restaurants & Leisure — 0.7%
Cheesecake Factory, Inc., (The)(1)	10,040	$246,181
		$246,181

See notes to financial statements

Small-Cap Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Household Durables — 3.9%
Jarden Corp.(1)	18,830	$809,878
Universal Electronics, Inc.(1)	15,070	547,342
		$1,357,220
Household Products — 1.2%
Church & Dwight Co., Inc.	9,010	$436,625
		$436,625
Insurance — 3.5%
Philadelphia Consolidated Holding Corp.(1)	6,260	$261,668
Protective Life Corp.	10,600	506,786
Security Capital Assurance, Ltd.	15,530	479,411
		$1,247,865
IT Services — 2.8%
Euronet Worldwide, Inc.(1)	18,780	$547,625
MoneyGram International, Inc.	16,140	451,113
		$998,738
Life Sciences Tools & Services — 0.4%
Bruker BioSciences Corp.(1)	14,480	$130,465
		$130,465
Machinery — 4.5%
Kadant, Inc.(1)	14,690	$458,328
Oshkosh Truck Corp.	8,140	512,169
Titan International, Inc.	19,040	601,854
		$1,572,351
Marine — 0.5%
American Commercial Lines, Inc.(1)	6,890	$179,484
		$179,484
Media — 3.2%
Central European Media Enterprises, Ltd., Class A(1)	6,100	$595,238
Courier Corp.	13,000	520,000
		$1,115,238

Security	Shares	Value
Metals & Mining — 2.7%
Aber Diamond Corp.	14,130	$543,947
IAMGOLD Corp.	33,800	258,908
Meridian Gold, Inc.(1)	5,090	140,382
		$943,237
Oil, Gas & Consumable Fuels — 7.5%
Denbury Resources, Inc.(1)	14,800	$555,000
Forest Oil Corp.(1)	13,250	559,945
Foundation Coal Holdings, Inc.	6,130	249,123
Petrohawk Energy Corp.(1)	34,580	548,439
Quicksilver Resources, Inc.(1)	5,380	239,840
Range Resources Corp.	13,340	499,049
		$2,651,396
Personal Products — 2.6%
Herbalife, Ltd.	13,300	$527,345
Playtex Products, Inc.(1)	26,450	391,725
		$919,070
Pharmaceuticals — 0.4%
Adams Respiratory Therapeutics, Inc.(1)	3,765	$148,303
		$148,303
Real Estate Investment Trusts (REITs) — 0.2%
Equity One, Inc.	2,750	$70,263
		$70,263
Road & Rail — 1.6%
Kansas City Southern(1)	11,590	$435,089
Landstar System, Inc.	2,430	117,248
		$552,337
Semiconductors & Semiconductor Equipment — 2.9%
AMIS Holdings, Inc.(1)	19,000	$237,880
Intersil Corp., Class A	5,440	171,142
Verigy, Ltd.(1)	21,300	609,393
		$1,018,415

See notes to financial statements

Small-Cap Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Software — 3.3%
Parametric Technology Corp.(1)	29,050	$627,771
Sybase, Inc.(1)	22,700	542,303
		$1,170,074
Specialty Retail — 0.8%
Barnes & Noble, Inc.	6,960	$267,751
		$267,751
Trading Companies & Distributors — 1.2%
GATX Corp.	8,300	$408,775
		$408,775
Wireless Telecommunication Services — 1.4%
NII Holdings, Inc.(1)	5,950	$480,403
		$480,403
Total Common Stocks (identified cost $24,801,595)		$32,010,274
Short-Term Investments — 9.0%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 4.82%(2)	$3,146	$3,145,902
Total Short-Term Investments (identified cost $3,145,902)		$3,145,902
Total Investments — 100.1% (identified cost $27,947,497)		$35,156,176
Other Assets, Less Liabilities — (0.1)%		$(35,126)
Net Assets — 100.0%		$35,121,050

(1)  Non-income producing security.

(2)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2007.

See notes to financial statements

Small-Cap Growth Portfolio as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Unaffiliated investments, at value (identified cost, $24,801,595)	$32,010,274
Affiliated investment, at value (identified cost, $3,145,902)	3,145,902
Dividends receivable	10,890
Interest receivable from affiliated investment	12,106
Total assets	$35,179,172
Liabilities
Payable to affiliate for investment advisory fee	$20,221
Accrued expenses	37,901
Total liabilities	$58,122
Net Assets applicable to investors' interest in Portfolio	$35,121,050
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$27,912,371
Net unrealized appreciation (computed on the basis of identified cost)	7,208,679
Total	$35,121,050

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Dividends (net of foreign taxes, $1,060)	$47,539
Interest income allocated from affiliated investment	62,155
Expenses allocated from affiliated investment	(5,860)
Total investment income	$103,834
Expenses
Investment adviser fee	$106,203
Legal and accounting services	24,616
Custodian fee	19,724
Total expenses	$150,543
Net investment loss	$(46,709)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$2,060,623
Foreign currency transactions	(18)
Net realized gain	$2,060,605
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$3,220,293
Foreign currency	5
Net change in unrealized appreciation (depreciation)	$3,220,298
Net realized and unrealized gain	$5,280,903
Net increase in net assets from operations	$5,234,194

See notes to financial statements

Small-Cap Growth Portfolio as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From operations — Net investment loss	$(46,709)	$(77,601)
Net realized gain from investment and foreign currency transactions	2,060,605	4,833,927
Net change in unrealized appreciation (depreciation) from investments and foreign currency	3,220,298	(582,504)
Net increase in net assets from operations	$5,234,194	$4,173,822
Capital transactions — Contributions	$6,855,835	$8,024,126
Withdrawals	(2,832,260)	(15,379,563)
Net increase (decrease) in net assets from capital transactions	$4,023,575	$(7,355,437)
Net increase (decrease) in net assets	$9,257,769	$(3,181,615)
Net Assets
At beginning of period	$25,863,281	$29,044,896
At end of period	$35,121,050	$25,863,281

See notes to financial statements

Small-Cap Growth Portfolio as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)		2006		2005		2004		2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.05	%(1)	1.07	%(2)	1.14	%(2)	1.18	%(2)	1.23%	1.18%
Expenses after custodian fee reduction	1.05	%(1)	1.07	%(2)	1.14	%(2)	1.18	%(2)	1.23%	1.18%
Net investment loss	(0.31	)%(1)	(0.29)%		(0.59)%		(0.90)%		(1.01)%	(0.91)%
Portfolio Turnover	44%		103%		218%		276%		308%	225%
Total Return	19.21%		16.33%		7.02%		4.23	%(3)	31.20%	(33.36)%
Net assets, end of period (000's omitted)	$35,121		$25,863		$29,045		$28,804		$27,920	$19,759

(1)  Annualized.

(2)  The investment adviser voluntarily waived a portion of its investment advisory fee (equal to less than 0.01% of average daily net assets for the years ended December 31, 2006, 2005 and 2004, respectively).

(3)  The net gains realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines had no effect on total return for the year ended December 31, 2004.

See notes to financial statements

Small-Cap Growth Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Small-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks long-term appreciation by investing in a diversified portfolio of publicly traded stocks of small-cap companies that in the opinion of the investment adviser are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2007, the Eaton Vance Small-Cap Growth Fund held an approximate 50.3% interest in the Portfolio, the Eaton Vance Equity Asset Allocation Fund held an approximate 1.0% interest, and two other investors owned an interest greater than 10% that aggregated 25.3%. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of

Small-Cap Growth Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

E  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. The portion of the advisory fees payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fees. For the six months ended June 30, 2007, the Portfolio's advisory fee totaled $111,971 of which $5,768 was allocated from Cash Management and $106,203 was paid or accrued directly by the Portfolio. BMR has also agreed to reduce the investment advisory fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio security transactions that is consideration for third-party research services. For the six months ended June 30, 2007, no advisory fee was waived by BMR.

Except as to the Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2007, no significant amounts have been deferred.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $14,732,572 and $12,225,414, respectively, for the six months ended June 30, 2007.

Small-Cap Growth Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$27,979,980
Gross unrealized appreciation	$7,525,302
Gross unrealized depreciation	(349,106)
Net unrealized appreciation	$7,176,196

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2007.

6  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Eaton Vance Small-Cap Growth Fund

OTHER MATTERS

Change in Independent Registered Public Accounting Firm

On August 6, 2007, PricewaterhouseCoopers LLP, resigned in the ordinary course as the Fund's and Portfolio's independent registered public accountants.

The reports of PricewaterhouseCoopers LLP on the Fund's and Portfolio's financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. There have been no disagreements with PricewaterhouseCoopers LLP during the Fund's and Portfolio's two most recent fiscal years and through August 6, 2007 on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the Fund's and Portfolio's financial statements for such years, and there were no reportable events of the kind described in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

At a meeting held on August 6, 2007, based on Audit Committee recommendations and approvals, the full Board of Trustees of the Fund and Portfolio approved Deloitte & Touche LLP as the Fund's and Portfolio's independent registered public accounting firm for the fiscal year ending December 31, 2007. To the best of the Fund's and Portfolio's knowledge, for the fiscal years ended December 31, 2006 and December 31, 2005, and through August 6, 2007, the Fund and Portfolio did not consult with Deloitte & Touche LLP on items which concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's or Portfolio's financial statements or concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

During the period, the registrant’s Board designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Hayes retired from the Board effective July 1, 2007. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small-Cap Growth Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:                   August 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:       August 10, 2007

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:                   August 10, 2007